OPERATING LEASE	9 Months Ended
Sep. 30, 2023
Operating Lease
OPERATING LEASE

NOTE 9 – OPERATING LEASE

The Company has an office lease dated January 1, 2023, with a term of five years for 1,625 square feet at 1141 W. Randolph Street, Floor 2, Chicago, IL 60607 with 1141 W. Randolph, LLC, a company owned and controlled by Rushi Shah, CEO. The lease requires a monthly rental payment of approximately $4,062 with an annual rate adjustment of 3%.

	Balance Sheet Classification	September 30, 2023
Asset
Operating lease asset	Right of use asset	$195,510
Total lease asset		$195,510

Liability
Operating lease liability – current portion	Current operating lease liability	$39,184
Operating lease liability – noncurrent portion	Long-term operating lease liability	156,070
Total lease liability		$195,254

Lease obligations at September 30, 2023 consisted of the following:

For the year ended December 31:
2023	$12,186
2024	49,598
2025	51,720
2026	53,280
2027	54,876
Total payments	221,660
Amount representing interest	(26,406)
Lease obligation, net	195,254
Less current portion	(39,184)
Lease obligation – long term	$156,070

Lease expense for the nine months ended September 30, 2023, was $38,569.